                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mayo Investment Advisers LLC
Address: 40 Rowes Wharf, 2nd Floor
         Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles Curtis
Title: Chief Financial Officer
Phone: 617-897-5800

Signature, Place, and Date of Signing:


/s/ Charles Curtis
------------------   Boston, Massachusetts   November 11, 2008
[Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        103
Form 13F Information Table Value Total: $1,033,971
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 9/30/08

       (ITEM 1)        (ITEM 2)   (ITEM 3)   (ITEM 4)    (ITEM 5)      (ITEM 6)   (ITEM 7)           (ITEM 8)
---------------------  --------  ---------  ----------  ---------     ----------  --------  --------------------------
                                                                                                 VOTING AUTHORITY
                                                                                                     (SHARES)
         NAME            TITLE                 FAIR     SHARES OR                           --------------------------
          OF              OF       CUSIP      MARKET    PRINCIPAL     INVESTMENT    OTHER      SOLE    SHARED    NONE
        ISSUER           CLASS     NUMBER      VALUE      AMOUNT      DISCRETION  MANAGERS     (A)       (B)     (C)
----------------------------------------------------------------------------------------------------------------------
3M CO COM               COMMON   88579Y101   1,195,425     17,500  X  SOLE                     17,500       0        0
A T & T INC (NEW)       COMMON   00206R102  31,270,400  1,120,000  X  SOLE                    985,600       0  134,400
ABBOTT LABS             COMMON   002824100  46,207,950    802,500  X  SOLE                    700,200       0  102,300
ACME PACKET INC COM     COMMON   004764106   7,635,225  1,332,500  X  SOLE                  1,214,000       0  118,500
ALCATEL-LUCENT SPONSO   COMMON   013904305   2,400,000    625,000  X  SOLE                    540,000       0   85,000
ALCOA INC               COMMON   013817101   1,524,150     67,500  X  SOLE                     60,000       0    7,500
AMERICAN EXPRESS        COMMON   025816109   1,541,205     43,500  X  SOLE                     32,500       0   11,000
ANADARKO PETE CORP      COMMON   032511107  24,376,275    502,500  X  SOLE                    453,500       0   49,000
ARCHER DANIELS MIDLAN   COMMON   039483102  34,617,800  1,580,000  X  SOLE                  1,423,500       0  156,500
AVENTINE RENEWABLE EN   COMMON   05356X403   1,501,000    475,000  X  SOLE                    418,000       0   57,000
BANK OF AMERICA         COMMON   060505104   7,962,500    227,500  X  SOLE                    207,500       0   20,000
BARCLAYS PLC ADR        COMMON   06738E204   2,840,500    115,000  X  SOLE                    104,500       0   10,500
BARRICK GOLD CORP COM   COMMON   067901108  53,364,850  1,452,500  X  SOLE                  1,291,500       0  161,000
BERKSHIRE HATHAWAY IN   COMMON   084670207   5,880,510      1,338  X  SOLE                        988       0      350
BJ SERVICES CO.         COMMON   055482103   1,482,575     77,500  X  SOLE                     70,800       0    6,700
BOEING CO               COMMON   097023105     860,250     15,000  X  SOLE                     10,000       0    5,000
BP P L C ADR SPONSORE   COMMON   055622104   4,891,575     97,500  X  SOLE                     80,000       0   17,500
BUNGE LIMITED           COMMON   G16962105   9,129,510    144,500  X  SOLE                    127,200       0   17,300
CAL DIVE INTERNATIONA   COMMON   12802T101     768,500     72,500  X  SOLE                     72,500       0        0
CATERPILLAR INC         COMMON   149123101     298,000      5,000  X  SOLE                      5,000       0        0
CENTRAL FD CDA LTD      COMMON   153501101     108,300     10,000  X  SOLE                     10,000       0        0
CHESAPEAKE ENERGY COR   COMMON   165167107  24,922,700    695,000  X  SOLE                    626,900       0   68,100
CHEVRONTEXACO CORPORA   COMMON   166764100  13,320,520    161,500  X  SOLE                    130,300       0   31,200
CHUBB CORP              COMMON   171232101     274,500      5,000  X  SOLE                      5,000       0        0
CIENA CORP COM NEW      COMMON   171779309     756,000     75,000  X  SOLE                     57,500       0   17,500
CISCO SYS INC           COMMON   17275R102  16,976,400    752,500  X  SOLE                    652,500       0  100,000
CITIGROUP INC.          COMMON   172967101   5,435,150    265,000  X  SOLE                    229,000       0   36,000
COCA COLA               COMMON   191216100   5,155,800     97,500  X  SOLE                     75,000       0   22,500
COMCAST CORP NEW COM    COMMON   20030N101  46,572,175  2,372,500  X  SOLE                  2,071,000       0  301,500
CONAGRA INC             COMMON   205887102  19,555,354  1,004,900  X  SOLE                    918,500       0   86,400
CONOCOPHILLIPS COM      COMMON   20825C104     732,500     10,000  X  SOLE                     10,000       0        0
CORNING INC             COMMON   219350105  11,182,600    715,000  X  SOLE                    643,000       0   72,000
                          MAYO INVESTMENT ADVISERS LLC

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 9/30/08

       (ITEM 1)        (ITEM 2)   (ITEM 3)   (ITEM 4)    (ITEM 5)      (ITEM 6)   (ITEM 7)           (ITEM 8)
---------------------  --------  ---------  ----------  ---------     ----------  --------  --------------------------
                                                                                                 VOTING AUTHORITY
                                                                                                     (SHARES)
         NAME            TITLE                 FAIR     SHARES OR                           --------------------------
          OF              OF       CUSIP      MARKET    PRINCIPAL     INVESTMENT    OTHER      SOLE    SHARED    NONE
        ISSUER           CLASS     NUMBER      VALUE      AMOUNT      DISCRETION  MANAGERS     (A)       (B)     (C)
----------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW   COMMON   25179M103   1,732,800     19,000  X  SOLE                     15,500       0    3,500
DISNEY WALT PRODTNS     COMMON   254687106     460,350     15,000  X  SOLE                     15,000       0        0
DOW CHEMICAL            COMMON   260543103   6,832,700    215,000  X  SOLE                    204,000       0   11,000
DU PONT                 COMMON   263534109  10,175,831    252,502  X  SOLE                    218,000       0   34,502
E M C CORP MASS         COMMON   268648102  17,850,300  1,492,500  X  SOLE                  1,295,500       0  197,000
EASTMAN KODAK           COMMON   277461109   8,420,550    547,500  X  SOLE                    480,000       0   67,500
ENCANA CORP COM         COMMON   292505104  13,869,030    211,000  X  SOLE                    185,000       0   26,000
EQUITABLE RES INC COM   COMMON   294549100  16,285,920    444,000  X  SOLE                    405,800       0   38,200
EXXON CORPORATION       COMMON   30231G102   2,448,232     31,525  X  SOLE                     30,025       0    1,500
FORD MTR CO DEL         COMMON   345370860     910,000    175,000  X  SOLE                    150,000       0   25,000
FRONTIER COMMUNICATIO   COMMON   35906A108  11,426,676    993,624  X  SOLE                    882,624       0  111,000
GENERAL ELECTRIC        COMMON   369604103  27,412,500  1,075,000  X  SOLE                    936,000       0  139,000
GOLDCORP INC NEW COM    COMMON   380956409   1,628,945     51,500  X  SOLE                     46,000       0    5,500
GOLDEN STAR RES LTD C   COMMON   38119T104      34,960     23,000  X  SOLE                     23,000       0        0
HALLIBURTON CO          COMMON   406216101  10,730,807    331,300  X  SOLE                    279,300       0   52,000
HESS CORP               COMMON   42809H107     246,240      3,000  X  SOLE                      2,000       0    1,000
HONEYWELL INTERNATION   COMMON   438516106     415,500     10,000  X  SOLE                      7,500       0    2,500
INTEL CORP              COMMON   458140100   3,632,234    193,926  X  SOLE                    156,426       0   37,500
INTERNATIONAL BUSINES   COMMON   459200101   3,274,880     28,000  X  SOLE                     24,500       0    3,500
J.P. MORGAN CHASE & C   COMMON   46625H100   5,720,750    122,500  X  SOLE                    103,000       0   19,500
JOHNSON & JOHNSON       COMMON   478160104   3,810,400     55,000  X  SOLE                     44,000       0   11,000
KROGER CO               COMMON   501044101   5,221,200    190,000  X  SOLE                    154,500       0   35,500
LIHIR GOLD LTD SPONSO   COMMON   532349107     522,500     25,000  X  SOLE                     25,000       0        0
LILLY ELI & CO          COMMON   532457108  25,933,670    589,000  X  SOLE                    510,900       0   78,100
MARSH & MCLENNAN COS    COMMON   571748102  29,695,600    935,000  X  SOLE                    841,300       0   93,700
MEDTRONIC INC COM       COMMON   585055106   2,204,400     44,000  X  SOLE                     29,000       0   15,000
MERCK & CO              COMMON   589331107   6,627,600    210,000  X  SOLE                    175,000       0   35,000
MICROSOFT CORP          COMMON   594918104  45,773,350  1,715,000  X  SOLE                  1,501,300       0  213,700
MORGAN STANLEY COM NE   COMMON   617446448   1,035,000     45,000  X  SOLE                     27,500       0   17,500
MYLAN LABS INC          COMMON   628530107   7,451,550    652,500  X  SOLE                    580,500       0   72,000
NEWMONT MNG CORP        COMMON   651639106  20,833,616    537,503  X  SOLE                    483,803       0   53,700
NEWS CORP CL A          COMMON   65248E104  14,298,075  1,192,500  X  SOLE                  1,046,000       0  146,500
NORSK HYDRO A S SPONS   COMMON   656531605   8,772,624  1,338,494  X  SOLE                  1,233,494       0  105,000

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 9/30/08

       (ITEM 1)        (ITEM 2)   (ITEM 3)   (ITEM 4)    (ITEM 5)      (ITEM 6)   (ITEM 7)           (ITEM 8)
---------------------  --------  ---------  ----------  ---------     ----------  --------  --------------------------
                                                                                                 VOTING AUTHORITY
                                                                                                     (SHARES)
         NAME            TITLE                 FAIR     SHARES OR                           --------------------------
          OF              OF       CUSIP      MARKET    PRINCIPAL     INVESTMENT    OTHER      SOLE    SHARED    NONE
        ISSUER           CLASS     NUMBER      VALUE      AMOUNT      DISCRETION  MANAGERS     (A)       (B)     (C)
----------------------------------------------------------------------------------------------------------------------
OLIN CORP               COMMON   680665205   3,249,500    167,500  X  SOLE                    142,500       0   25,000
OMNICARE INC COM        COMMON   681904108  10,213,350    355,000  X  SOLE                    315,500       0   39,500
ORACLE SYS CORP         COMMON   68389X105   2,183,325    107,500  X  SOLE                     95,000       0   12,500
PEPSICO INC             COMMON   713448108   1,425,400     20,000  X  SOLE                     20,000       0        0
PETROLEO BRASILEIRO S   COMMON   71654V408   2,768,850     63,000  X  SOLE                     48,000       0   15,000
PFIZER INC              COMMON   717081103  81,965,800  4,445,000  X  SOLE                  3,889,500       0  555,500
PRIDE INTL INC COM      COMMON   74153Q102     695,835     23,500  X  SOLE                     18,500       0    5,000
PROCTER & GAMBLE CO C   COMMON   742718109     871,125     12,500  X  SOLE                     12,500       0        0
QWEST COMM INTL         COMMON   749121109   2,745,500    850,000  X  SOLE                    750,000       0  100,000
ROWAN COS INC           COMMON   779382100   3,589,625    117,500  X  SOLE                    104,500       0   13,000
ROYAL DUTCH SHELL PLC   COMMON   780259206   1,032,675     17,500  X  SOLE                     15,000       0    2,500
SCHLUMBERGER            COMMON   806857108   3,240,735     41,500  X  SOLE                     39,000       0    2,500
SPDR GOLD TR LG-TM JA   OPTION   78463V5AD     340,000        200  X  SOLE                        200       0        0
SPDR GOLD TRUST JAN 1   OPTION   78463V8AF     100,000        500  X  SOLE                        500       0        0
SPRINT CORP             COMMON   852061100   5,246,000    860,000  X  SOLE                    761,500       0   98,500
SUNCOR ENERGY INC COM   COMMON   867229106   2,191,280     52,000  X  SOLE                     39,500       0   12,500
SUNOCO INC COM          COMMON   86764P109   2,045,850     57,500  X  SOLE                     43,500       0   14,000
TALISMAN ENERGY INC C   COMMON   87425E107  54,377,280  3,824,000  X  SOLE                  3,465,500       0  358,500
TEXAS INSTRUMENTS INC   COMMON   882508104   1,773,750     82,500  X  SOLE                     75,000       0    7,500
TIME WARNER INC         COMMON   887317105  23,303,025  1,777,500  X  SOLE                  1,537,000       0  240,500
TOTAL FINA SA SPONSOR   COMMON   89151E109   3,190,190     52,574  X  SOLE                     42,574       0   10,000
TRANSOCEAN INC COM NE   COMMON   G90073100   5,272,320     48,000  X  SOLE                     39,500       0    8,500
TRAVELERS COMPANIES I   COMMON   89417E109  30,306,600    670,500  X  SOLE                    597,900       0   72,600
UNITEDHEALTH GROUP IN   COMMON   91324P102  13,901,025    547,500  X  SOLE                    470,000       0   77,500
UNUM GROUP COM          COMMON   91529Y106  22,150,750    882,500  X  SOLE                    797,000       0   85,500
VALERO ENERGY           COMMON   91913Y100  11,623,080    383,600  X  SOLE                    346,000       0   37,600
VERIZON COMMUNICATION   COMMON   92343V104   3,449,675    107,500  X  SOLE                     80,000       0   27,500
VIACOM INC NEW CL B     COMMON   92553P201   8,383,500    337,500  X  SOLE                    288,800       0   48,700
VICOR CORP              COMMON   925815102     599,400     67,500  X  SOLE                     60,000       0    7,500
VODAFONE GROUP INC      COMMON   92857W209     442,000     20,000  X  SOLE                     20,000       0        0
WAL MART STORES INC     COMMON   931142103  14,972,500    250,000  X  SOLE                    217,800       0   32,200
WALGREEN CO             COMMON   931422109   2,554,200     82,500  X  SOLE                     60,000       0   22,500
WELLPOINT INC COM       COMMON   94973V107     818,475     17,500  X  SOLE                     10,000       0    7,500

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 9/30/08

       (ITEM 1)        (ITEM 2)   (ITEM 3)   (ITEM 4)    (ITEM 5)      (ITEM 6)   (ITEM 7)           (ITEM 8)
---------------------  --------  ---------  ----------  ---------     ----------  --------  --------------------------
                                                                                                 VOTING AUTHORITY
                                                                                                     (SHARES)
         NAME            TITLE                 FAIR     SHARES OR                           --------------------------
          OF              OF       CUSIP      MARKET    PRINCIPAL     INVESTMENT    OTHER      SOLE    SHARED    NONE
        ISSUER           CLASS     NUMBER      VALUE      AMOUNT      DISCRETION  MANAGERS     (A)       (B)     (C)
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO             COMMON   949746101   2,308,095     61,500  X  SOLE                     61,500       0        0
WILLIAMS CO             COMMON   969457100     768,625     32,500  X  SOLE                     32,500       0        0
WILLIS GROUP HOLDINGS   COMMON   G96655108     725,850     22,500  X  SOLE                     14,000       0    8,500
WYETH COM               COMMON   983024100   8,403,850    227,500  X  SOLE                    204,000       0   23,500
XL CAPITAL LTD CL A     COMMON   G98255105     313,950     17,500  X  SOLE                     17,500       0        0